Retirement Benefits Plan Assumptions (Details 5)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Benefit Obligation [Member]
Defined Benefit Plan Disclosure (Table Amounts)
Initial health care cost trend rate assumed for the next year	5.90%	6.20%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate	2023	2023
Pension Benefits
Assumptions Used to Determine Benefit Obligation
Discount rate	3.39%	4.31%
Initial cash balance crediting rate assumed for the next year	2.39%	3.00%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	2.64%	3.25%
Year that the cash balance crediting rate reaches the ultimate rate	2025	2024
Rate of compensation increase	3.00%	3.00%
Assumptions Used to Determine Benefit Cost
Discount rate	4.31%	3.68%
Initial cash balance crediting rate assumed for the next year	3.00%	2.75%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	3.25%	3.00%
Year that the cash balance crediting rate reaches the ultimate rate	2024	2023
Expected long-term return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%
Post-retirement Benefit Cost [Member]
Defined Benefit Plan Disclosure (Table Amounts)
Initial health care cost trend rate assumed for the next year	6.20%	6.50%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate	2023	2023
Medical and Life Benefits
Assumptions Used to Determine Benefit Obligation
Discount rate	3.35%	4.30%
Assumptions Used to Determine Benefit Cost
Discount rate	4.30%	3.66%
Expected long-term return on plan assets	7.67%	7.65%